Prepayments and Other Current Assets: Schedule of Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Prepayments and other current assets:
Schedule of Prepayments and other current assets

	December 31, 2011	December 31, 2010
VAT and other taxes recoverable	453,264	308,427
Prepayments and advances for materials	101,650	128,184
Capitalized loan origination fees	35,604	30,071
Other receivables	24,865	15,613
Bank deposits with original maturities over 90 days	7,283	200,060
Short-term loans issued	2,561	13,280
Certificates of deposit	–	3,615
Promissory notes received	325	8,058
Other current assets	28,733	30,343
Total prepayments and other current assets	654,285	737,651